LONG TERM INVESTMENTS - Available for sale investments - (Details)	1 Months Ended					12 Months Ended
	Feb. 28, 2019 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Jul. 31, 2017 USD ($)	Jul. 31, 2017 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Securities, Available-for-sale
Long-term available-for-sale investments						$ 3,924,051	$ 3,980,806
Unrealized gain on available-for-sale securities						41,149		$ 262,857
Impairment loss on available-for-sale investments						150,978	0	0
Beijing Yingxin Network Technology Co., LTD ("Yingxin")
Debt Securities, Available-for-sale
Long-term available-for-sale investments						803,938	753,496
Percentage of equity interest acquired		2.91%	2.91%
Purchase consideration		$ 461,092	¥ 3,000,000
Unrealized gain on available-for-sale securities						0	0	326,623
Beijing Smart Zhenzhi Technology Co., LTD ("Zhenzhi")
Debt Securities, Available-for-sale
Long-term available-for-sale investments						0	167,197
Percentage of equity interest acquired				3.33%	3.33%
Purchase consideration				$ 153,697	¥ 1,000,000
Unrealized gain on available-for-sale securities							0	$ 23,853
Impairment loss on available-for-sale investments						150,978
Alphalion Technology Holding Limited ("Alphalion")
Debt Securities, Available-for-sale
Long-term available-for-sale investments	$ 3,060,113					3,120,113	$ 3,060,113
Percentage of equity interest acquired	25.00%
Fair value change recorded						$ 60,000